Share-Based Payments - Summary Of Change in Number of BCE 2010 Outstanding (Detail) - BCE2010 [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	7,166	11,005	12,339
Exercised during the period		3,839	1,334
Balance at end of period	7,166	7,166	11,005